Additional Information - Condensed Financial Statements of the Company - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 41,181	$ 21,580	$ 23,199	$ 23,343	$ 13,318	$ 12,533
Inventories	9,830	11,116		6,981
Prepaid expenses and other current assets	2,591	2,000		1,798
Total current assets	70,801	49,409		38,466
Property and equipment, net	2,459	2,284		1,015
Acquired intangible asset, net	1,020	1,496		94
Deferred offering costs	3,240	283		0
Total assets	77,850	53,802		39,866
Current liabilities:
Accounts payable	5,345	3,719		6,855
Accrued liabilities	11,941	9,108		8,091
Deferred margin, net	1,545	1,200	1,008	5,147	828	1,979
Income tax payable	1,422	261		42
Total current liabilities	20,287	15,913		22,198
Total liabilities	24,575	20,208		25,620
Commitments and contingencies (Note 13)
Shareholders' deficit:
Ordinary Shares, $0.0125 par value; 26,804,639 shares authorized; 4,293,639, and 4,403,859 and issued and outstanding at December 31, 2011 and 2012, respectively	58	55		54
Additional paid-in capital	3,515	1,010		0
Accumulated comprehensive income	2,148	1,811		1,810
Statutory reserve	740	740		610
Accumulated deficit	(7,586)	(24,399)		(42,550)
Total shareholders' deficit	(1,125)	(20,783)		(40,076)	(45,099)	(35,132)
Total liabilities, convertible preferred share and shareholders' deficit	77,850	53,802		39,866
Series A Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	6,000	6,000		6,000
Series B Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	17,020	17,020		17,020
Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	21,048	21,048		21,048
Series B-2 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value	10,332	10,309		10,254
Montage Technology Group Limited [Member]
Current assets:
Cash and cash equivalents		5,638		7,211	7,014	5,810
Inventories		5,871		3,327
Amount due from subsidiaries		30,993		22,480
Prepaid expenses and other current assets		333		166
Total current assets		42,835		33,184
Investments in subsidiaries		6,799		6,149
Property and equipment, net		10		19
Acquired intangible asset, net		19		94
Deferred offering costs		283		0
Total assets		49,946		39,446
Current liabilities:
Accounts payable		1,546		3,623
Amount due to subsidiaries		14,162		17,029
Accrued liabilities		241		23
Deferred margin, net		356		4,484
Income tax payable		47		41
Total current liabilities		16,352		25,200
Total liabilities		16,352		25,200
Commitments and contingencies (Note 13)
Shareholders' deficit:
Ordinary Shares, $0.0125 par value; 26,804,639 shares authorized; 4,293,639, and 4,403,859 and issued and outstanding at December 31, 2011 and 2012, respectively		55		54
Additional paid-in capital		1,010		0
Accumulated comprehensive income		1,811		1,810
Statutory reserve		740		610
Accumulated deficit		(24,399)		(42,550)
Total shareholders' deficit		(20,783)		(40,076)
Total liabilities, convertible preferred share and shareholders' deficit		49,946		39,446
Montage Technology Group Limited [Member] | Series A Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value		6,000		6,000
Montage Technology Group Limited [Member] | Series B Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value		17,020		17,020
Montage Technology Group Limited [Member] | Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value		21,048		21,048
Montage Technology Group Limited [Member] | Series B-2 Convertible Preferred Shares [Member]
Convertible Preferred Share:
Convertible preferred shares, value		$ 10,309		$ 10,254